Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
The below table provides an analysis of related party revenues for periods presented in this report.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Management fees revenues (a)	46	21	60	12	55
Reimbursable revenue (b)	4	16	5	3	29
Lease revenue (c)	7	6	9	4	12
Total related party operating revenues	57	43	74	19	96
(a) We provide management and administrative services to SeaMex, PES, Sonadrill and, in the Predecessor period, Aquadrill. We provide operational and technical support services to SeaMex, Sonadrill and, in the Predecessor period, Aquadrill and Northern Ocean. We charge our affiliates for support services provided either on a cost-plus mark up or dayrate basis.
(b) We recognized reimbursable revenues from Sonadrill for project work on the Quenguela rig.
(c) Lease revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill.
Related party operating expenses
The below table provides an analysis of related party operating expenses for periods presented in this report.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
West Bollsta lease (d)	—	(11)	—	—	(21)
West Hercules lease (e)	—	—	—	(3)	—
Other related party operating expenses (f)	—	(2)	—	—	(2)
Total related party operating expenses	—	(13)	—	(3)	(23)
(d) Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean in 2020. During 2021, the charter was amended to cancel the drilling of the 10th well. Following emergence from Chapter 11 proceedings, Northern Ocean is no longer a related party. Refer to Note 20 - ''Leases'' for details.
(e) Seadrill incurred operating lease expense related to its lease of the West Hercules following a lease modification in August 2021 which resulted in the lease being reclassified as an operating lease rather than a finance lease. Refer to Note 20 - ''Leases'' for further details. Following emergence from Chapter 11 proceedings, SFL is no longer a related party.
(f) We received services from certain other related parties. These included management and administrative services from Frontline, warehouse rental from Seabras Sapura and other services from Archer and Seatankers. Following emergence from Chapter 11 proceedings, these companies are no longer related parties.
Related party receivable balances
The below table provides an analysis of related party receivable balances for periods presented in this report.

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Related party loans and interest (g)	—	9
Trading balances (h)	49	20
Allowance for expected credit losses (i)	(1)	(1)
Total related party receivables	48	28
Of which:
Amounts due from related parties - current	48	28
Amounts due from related parties - non-current	—	—
(g) The Sponsor Minimum Liquidity Shortfall loan receivable from SeaMex, which earned interest at 6.5% plus 3-month US LIBOR, was fully settled in March 2022.
(h) Trading balances are primarily comprised of receivables from Gulfdrill for lease income, as well as from SeaMex, PES and Sonadrill for related party management and crewing fees. Per our contractual terms, these balances are either settled monthly or quarterly in arrears, or in certain cases, in advance.
(i) Allowances recognized for expected credit losses on our related party loan and trade receivables following adoption of accounting standard update 2016-13 - Measurement of Credit Losses on Financial Instruments. Refer to Note 5 - ''Current Expected Credit Losses'' for further information.
The below table provides an analysis of the receivable balance:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Sonadrill	32	4
Gulfdrill	14	13
PES / SeaMex	3	12
Gross amount receivable	49	29
Less: CECL allowance	(1)	(1)
Receivable net of CECL allowance	48	28
Related party payable balances
The below table provides an analysis of related party payable balances as of June 30, 2022 (Successor) and December 31, 2021 (Predecessor) presented in this report.

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Liabilities from Seadrill to SFL (j)	—	503
Total related party liabilities	—	503
Of which:
Amounts due to related parties - current	—	—
Liabilities subject to compromise	—	503
(j) On filing for Chapter 11, our prepetition related party payables were reclassified to Liabilities subject to compromise ("LSTC") in our Consolidated Balance Sheets at December 31, 2021 (Predecessor). Upon emergence from Chapter 11 proceedings in February 2022, all LSTC balances were extinguished with a gain on settlement recognized in "Reorganization items, net". For further information refer to Note 4 - ''Fresh Start accounting''. Also following emergence, SFL is no longer a related party.
The following table provides a summary of the related party lease liabilities to SFL as at June 30, 2022 (Successor) and December 31, 2021 (Predecessor).

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
West Taurus lease liability	—	345
West Linus lease liability	—	158
Total lease liabilities to SFL	—	503